Putnam Multi-Cap Core Fund
The fund's portfolio
7/31/19 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value
Airlines (1.9%)
Air Canada (Canada)(NON)	504,042	$17,342,436
American Airlines Group, Inc.	365,446	11,149,757
Southwest Airlines Co.	367,234	18,923,568

		47,415,761
Auto components (1.0%)
Magna International, Inc. (Canada)	305,769	15,416,873
Pirelli & C. SpA (Italy)	1,780,302	10,507,399

		25,924,272
Automobiles (0.6%)
General Motors Co.	395,351	15,948,459

		15,948,459
Banks (7.9%)
Bank of America Corp.	2,170,245	66,583,117
Citigroup, Inc.	627,172	44,629,560
Hilltop Holdings, Inc.	190,975	4,331,313
JPMorgan Chase & Co.	568,106	65,900,296
Wells Fargo & Co.	363,892	17,616,012

		199,060,298
Beverages (1.5%)
Coca-Cola Co. (The)	341,479	17,972,040
Molson Coors Brewing Co. Class B	131,913	7,121,983
PepsiCo, Inc.	95,701	12,231,545

		37,325,568
Biotechnology (2.9%)
Amgen, Inc.	202,344	37,753,344
Biogen, Inc.(NON)	63,369	15,070,416
Gilead Sciences, Inc.	311,995	20,441,912

		73,265,672
Capital markets (4.4%)
Ameriprise Financial, Inc.	129,889	18,900,148
Apollo Global Management, LLC Class A	368,939	12,174,987
Goldman Sachs Group, Inc. (The)	143,265	31,536,924
KKR & Co., Inc. Class A	410,613	10,983,898
Morgan Stanley	325,737	14,514,841
Raymond James Financial, Inc.	276,368	22,294,607

		110,405,405
Chemicals (1.2%)
Celanese Corp.	178,291	19,998,901
Dow, Inc.	75,395	3,652,134
DuPont de Nemours, Inc.	95,565	6,895,970

		30,547,005
Commercial services and supplies (0.8%)
BrightView Holdings, Inc.(NON)(S)	172,903	3,416,563
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)	24	20
New Middle East Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(NON)(F)(RES)	10	8
Republic Services, Inc.	190,241	16,864,865

		20,281,456
Communications equipment (2.5%)
Cisco Systems, Inc.	1,125,737	62,365,830

		62,365,830
Consumer finance (0.9%)
Capital One Financial Corp.	259,932	24,022,915

		24,022,915
Diversified financial services (2.4%)
Berkshire Hathaway, Inc. Class B(NON)	189,782	38,986,916
Capitol Investment Corp. IV Class A(NON)	306,859	2,777,074
J2 Acquisition, Ltd. (British Virgin Islands)(NON)	711,565	6,350,718
Switchback Energy Acquisition Corp. (Units)(NON)	226,990	2,263,090
TPG Pace Holdings Corp. (Units)(NON)	903,262	9,484,251

		59,862,049
Diversified telecommunication services (1.0%)
AT&T, Inc.	727,295	24,764,395

		24,764,395
Electric utilities (1.5%)
Entergy Corp.	180,029	19,014,663
Exelon Corp.	430,967	19,419,373

		38,434,036
Entertainment (2.3%)
Live Nation Entertainment, Inc.(NON)(S)	315,328	22,722,536
Walt Disney Co. (The)	244,891	35,021,862

		57,744,398
Equity real estate investment trusts (REITs) (1.6%)
Armada Hoffler Properties, Inc.(R)	753,634	12,759,024
Easterly Government Properties, Inc.(R)	642,010	12,114,729
Equity Commonwealth(R)	469,514	15,766,280

		40,640,033
Food and staples retail (2.8%)
Kroger Co. (The)	574,846	12,163,741
Walgreens Boots Alliance, Inc.	208,074	11,337,952
Walmart, Inc.	436,635	48,195,771

		71,697,464
Food products (0.5%)
Campbell Soup Co.(S)	297,811	12,311,507

		12,311,507
Health-care equipment and supplies (0.9%)
Baxter International, Inc.	276,042	23,179,247
RA Medical Systems, Inc.(NON)	83,800	237,154

		23,416,401
Health-care providers and services (3.3%)
HCA Healthcare, Inc.	166,596	22,242,232
McKesson Corp.	108,014	15,008,545
Tenet Healthcare Corp.(NON)	406,472	9,580,545
UnitedHealth Group, Inc.	143,422	35,713,512

		82,544,834
Health-care technology (0.2%)
Change Healthcare, Inc.(NON)(S)	408,553	5,691,143

		5,691,143
Hotels, restaurants, and leisure (0.2%)
Bloomin' Brands, Inc.	242,458	4,129,060

		4,129,060
Household durables (1.1%)
Green Brick Partners, Inc.(NON)	342,890	3,226,595
HC Brillant Services GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)	48	40
PulteGroup, Inc.	812,391	25,598,440

		28,825,075
Household products (1.2%)
Procter & Gamble Co. (The)	252,598	29,816,668

		29,816,668
Independent power and renewable electricity producers (0.8%)
NRG Energy, Inc.	635,236	21,686,957

		21,686,957
Industrial conglomerates (1.1%)
Honeywell International, Inc.	165,846	28,601,801

		28,601,801
Insurance (1.5%)
Assured Guaranty, Ltd.	338,256	14,778,405
Lincoln National Corp.	248,446	16,233,462
Sirius International Insurance Group, Ltd. (Bermuda)(NON)(S)	565,612	6,521,506

		37,533,373
Interactive media and services (4.1%)
Alphabet, Inc. Class C(NON)	52,090	63,376,861
Facebook, Inc. Class A(NON)	203,603	39,545,811

		102,922,672
Internet and direct marketing retail (2.9%)
Amazon.com, Inc.(NON)	32,065	59,858,301
Booking Holdings, Inc.(NON)	7,563	14,268,431
Global Fashion Group SA (acquired 8/2/13, cost $1,579,787) (Private) (Luxembourg)(NON)(F)(RES)	6,992	28,283

		74,155,015
IT Services (3.5%)
DXC Technology Co.	282,100	15,732,717
Fastly, Inc. Class A(NON)(S)	388,462	8,429,625
IBM Corp.	113,500	16,825,240
Priority Technology Holdings, Inc.(NON)(S)	272,753	2,116,563
Visa, Inc. Class A	263,161	46,842,658

		89,946,803
Machinery (0.7%)
Caterpillar, Inc.	95,443	12,566,980
Stanley Black & Decker, Inc.	34,602	5,106,909

		17,673,889
Media (2.3%)
Comcast Corp. Class A	855,245	36,920,927
Discovery, Inc. Class A(NON)(S)	450,462	13,653,503
Liberty Global PLC Class A (United Kingdom)(NON)	286,527	7,641,675

		58,216,105
Metals and mining (1.0%)
Freeport-McMoRan, Inc. (Indonesia)	724,104	8,008,590
Largo Resources, Ltd. (Canada)(NON)(S)	3,947,003	5,562,529
Nucor Corp.	196,154	10,666,855

		24,237,974
Multiline retail (0.9%)
Target Corp.	249,148	21,526,387

		21,526,387
Oil, gas, and consumable fuels (6.3%)
Brigham Minerals, Inc. Class A(NON)(S)	243,701	5,227,386
ConocoPhillips	415,215	24,530,902
Diamondback Energy, Inc.	68,268	7,060,959
Encana Corp. (Canada)(S)	1,328,277	6,070,226
Enterprise Products Partners LP	578,768	17,426,704
Kimbell Royalty Partners LP	163,178	2,619,007
Kinder Morgan, Inc.	1,014,020	20,909,092
Marathon Oil Corp.	699,076	9,835,999
Plains GP Holdings LP Class A(NON)	277,384	6,701,597
Rattler Midstream LP(NON)	238,053	4,413,503
Royal Dutch Shell PLC ADR Class A (United Kingdom)	467,510	29,401,704
Suncor Energy, Inc. (Canada)	364,160	10,451,392
Valero Energy Corp.	177,716	15,150,289

		159,798,760
Pharmaceuticals (3.9%)
Bristol-Myers Squibb Co.	305,186	13,553,310
Eli Lilly & Co.	119,788	13,050,903
Jazz Pharmaceuticals PLC(NON)	111,787	15,580,872
Johnson & Johnson	229,890	29,936,276
Merck & Co., Inc.	312,779	25,957,529

		98,078,890
Real estate management and development (1.1%)
CBRE Group, Inc. Class A(NON)	293,779	15,573,225
Kennedy-Wilson Holdings, Inc.	596,594	12,838,703

		28,411,928
Road and rail (1.7%)
Norfolk Southern Corp.	75,560	14,441,027
Union Pacific Corp.	146,480	26,359,076
US Xpress Enterprises, Inc. Class A(NON)(S)	234,843	1,195,351

		41,995,454
Semiconductors and semiconductor equipment (2.9%)
Intel Corp.	611,062	30,889,184
Lam Research Corp.	103,474	21,585,711
Micron Technology, Inc.(NON)	289,340	12,988,473
ON Semiconductor Corp.(NON)	381,186	8,199,311

		73,662,679
Software (8.2%)
Adobe, Inc.(NON)	45,847	13,701,835
Microsoft Corp.	1,208,820	164,725,901
Oracle Corp.	530,329	29,857,523

		208,285,259
Specialty retail (2.5%)
Best Buy Co., Inc.	264,847	20,268,741
Home Depot, Inc. (The)	75,453	16,123,552
Lowe's Cos., Inc.	219,268	22,233,775
Michaels Cos., Inc. (The)(NON)(S)	600,995	4,128,836

		62,754,904
Technology hardware, storage, and peripherals (4.9%)
Apple, Inc.	581,761	123,938,363

		123,938,363
Thrifts and mortgage finance (0.3%)
Radian Group, Inc.	308,800	7,040,640

		7,040,640
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	85,306	10,795,474

		10,795,474

Total common stocks (cost $1,868,991,755)		$2,417,703,031

INVESTMENT COMPANIES (3.3%)(a)
	Shares	Value
Health Care Select Sector SPDR Fund(S)	336,299	$30,650,291
Industrial Select Sector SPDR Fund(S)	457,713	35,619,226
SPDR S&P Homebuilders ETF(S)	385,020	16,036,083

Total investment companies (cost $76,469,266)		$82,305,600

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Capitol Investment Corp. IV	1/1/25	$11.50	102,286	$106,377
J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	11.50	711,565	195,680
Sirius International Insurance Group, Ltd. (Bermuda)	12/31/23	18.88	464,490	232,245

Total warrants (cost $407,477)				$534,302

SHORT-TERM INVESTMENTS (3.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.49%(AFF)	76,350,541	$76,350,541
Putnam Short Term Investment Fund 2.48%(AFF)	14,025,925	14,025,925

Total short-term investments (cost $90,376,466)		$90,376,466
TOTAL INVESTMENTS

Total investments (cost $2,036,244,964)		$2,590,919,399

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2019 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,528,439,087.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,351, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$99,589,606	$251,613,514	$274,852,579	$646,875	$76,350,541
	Putnam Short Term Investment Fund**	7,401,136	50,788,786	44,163,997	50,275	14,025,925

	Total Short-term investments	$106,990,742	$302,402,300	$319,016,576	$697,150	$90,376,466
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $76,350,541, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $73,491,724. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$243,647,570	$—	$—
Consumer discretionary	222,727,450	10,507,399	28,323
Consumer staples	151,151,207	—	—
Energy	159,798,760	—	—
Financials	437,924,680	—	—
Health care	282,996,940	—	—
Industrials	166,763,807	—	28
Information technology	558,198,934	—	—
Materials	54,784,979	—	—
Real estate	69,051,961	—	—
Utilities	60,120,993	—	—

Total common stocks	2,407,167,281	10,507,399	28,351
Investment companies	82,305,600	—	—
Warrants	534,302	—	—
Short-term investments	14,025,925	76,350,541	—

Totals by level	$2,504,033,108	$86,857,940	$28,351
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$534,302	$—

Total	$534,302	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	1,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com